UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: 028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada         05/07/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  118
Form 13F Information Table Value Total:  $ 2,942,045,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                             VALUE   SHARES OR        PUT/ INVESTMT   OTHER
NAME OF ISSUER                 TITLE OR CLASS   CUSIP       (x$1000) PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANTAGE ENERGY INCOME FD     TR UNIT          00762L 10 1    2815   245100   SH          SOLE                 185100         60000
AGNICO EAGLE MINES LTD         COM              008474 10 8     102     1500   SH          SOLE                   1500
AGRIUM INC                     COM              008916 10 8   30809   496000   SH          SOLE                 324900        171100
ALBEMARLE CORP                 COM              012653 10 1    7116   194600   SH          SOLE                 141800         52800
ALEXCO RESOURCE CORP           COM              01535P 10 6    1523   363600   SH          SOLE                 214500        149100
ALTERA CORP                    COM              021441 10 0     863    46750   SH          SOLE                  46750
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W 10 5    2883    45200   SH          SOLE                  45200
APACHE CORP                    COM              037411 10 5    3774    31195   SH          SOLE                  31195
ARCHER DANIELS MIDLAND CO      COM              039483 10 2    1795    43550   SH          SOLE                  43550
AVON PRODS INC                 COM              054303 10 2     458    11575   SH          SOLE                  11575
BANK MONTREAL QUE              COM              063671 10 1   25961   579950   SH          SOLE                 389850        190100
BANK NOVA SCOTIA HALIFAX       COM              064149 10 7  101997  2249200   SH          SOLE                1683700        565500
BANK OF NEW YORK MELLON CORP   COM              064058 10 0    2150    51445   SH          SOLE                  51445
BARRICK GOLD CORP              COM              067901 10 8   57118  1306400   SH          SOLE                1004100        302300
BAYTEX ENERGY TR               TRUST UNIT       073176 10 9   23393  1054120   SH          SOLE                1033320         20800
BCE INC                        COM NEW          05534B 76 0   36595  1081000   SH          SOLE                 786700        294300
BERKSHIRE HATHAWAY INC DEL     CL B             084670 20 7      54       12   SH          SOLE                     12
BROOKFIELD PPTYS CORP          COM              112900 10 5      11      580   SH          SOLE                    580
CAE INC                        COM              124765 10 8   12521  1105150   SH          SOLE                 406650        698500
CAMECO CORP                    COM              13321L 10 8   46710  1416900   SH          SOLE                 988800        428100
CAMERON INTERNATIONAL CORP     COM              13342B 10 5     321     7700   SH          SOLE                   7700
CANADIAN NAT RES LTD           COM              136385 10 1   99792  1457755   SH          SOLE                1040775        416980
CANADIAN NATL RY CO            COM              136375 10 2   63661  1313000   SH          SOLE                 972700        340300
CANADIAN PAC RY LTD            COM              13645T 10 0   24182   376100   SH          SOLE                 284100         92000
CARDIOME PHARMA CORP           COM NEW          14159U 20 2   18143  2133300   SH          SOLE                1944400        188900
CDN IMPERIAL BK OF COMMERCE    COM              136069 10 1   23782   369325   SH          SOLE                 245925        123400
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250 10 9     640    16275   SH          SOLE                  16275
CISCO SYS INC                  COM              17275R 10 2     695    28800   SH          SOLE                  28800
COCA COLA CO                   COM              191216 10 0      18      300   SH          SOLE                    300
CONOCOPHILLIPS                 COM              20825C 10 4    2909    38125   SH          SOLE                  38125
CVS CAREMARK CORPORATION       COM              126650 10 0    5088   125420   SH          SOLE                 125420
DANAHER CORP DEL               COM              235851 10 2    1346    17685   SH          SOLE                  17685
DENISON MINES CORP             COM              248356 10 7   17711  2805590   SH          SOLE                1474090       1331500
DIAMOND OFFSHORE DRILLING IN   COM              25271C 10 2    1072     9200   SH          SOLE                   9200
DRAXIS HEALTH INC              COM              26150J 10 1    5635  1173300   SH          SOLE                 999000        174300
DU PONT E I DE NEMOURS & CO    COM              263534 10 9    2875    61400   SH          SOLE                  29600         31800
DUPONT FABROS TECHNOLOGY INC   COM              26613Q 10 6     786    47600   SH          SOLE                  47600
ELDORADO GOLD CORP NEW         COM              284902 10 3   23627  3425600   SH          SOLE                2155100       1270500
ELECTRONIC DATA SYS NEW        COM              285661 10 4    5267   315900   SH          SOLE                 315900
EMERSON ELEC CO                COM              291011 10 4     448     8700   SH          SOLE                   8700
ENBRIDGE ENERGY PARTNERS L P   COM              29250R 10 6     924    19400   SH          SOLE                  19400
ENBRIDGE INC                   COM              29250N 10 5   90173  2186700   SH          SOLE                1300700        886000
ENCANA CORP                    COM              292505 10 4  124381  1632700   SH          SOLE                1134500        498200
ENTERGY CORP NEW               COM              29364G 10 3      11      100   SH          SOLE                    100
ENTERPRISE PRODS PARTNERS L    COM              293792 10 7    1102    37050   SH          SOLE                  37050
EXPRESS SCRIPTS INC            COM              302182 10 0     499     7750   SH          SOLE                   7750
FAIRFAX FINL HLDGS LTD         SUB VTG          303901 10 2   18767    64450   SH          SOLE                  36450         28000
FORDING CDN COAL TR            TR UNIT          345425 10 2    4377    83600   SH          SOLE                  83600
FOSTER WHEELER LTD             SHS NEW          G36535 13 9    5836   102940   SH          SOLE                  58490         44450
FUEL TECH INC                  COM              359523 10 7     971    47300   SH          SOLE                  22400         24900
GENERAL CABLE CORP DEL NEW     COM              369300 10 8    4084    69050   SH          SOLE                  41450         27600
GILDAN ACTIVEWEAR INC          COM              375916 10 3   22602   599200   SH          SOLE                 272700        326500
GOLDCORP INC NEW               COM              380956 40 9  119023  3062850   SH          SOLE                2604950        457900
GROUPE CGI INC                 CL A SUB VTG     39945C 10 9   21131  1990000   SH          SOLE                1012500        977500
HALLIBURTON CO                 COM              406216 10 1   11020   279800   SH          SOLE                 279800
HARSCO CORP                    COM              415864 10 7   26146   471480   SH          SOLE                 416680         54800
HEWLETT PACKARD CO             COM              428236 10 3   62543  1367900   SH          SOLE                1367900
IMPERIAL OIL LTD               COM NEW          453038 40 8   22049   420700   SH          SOLE                 390700         30000
ITRON INC                      COM              465741 10 6    4707    52100   SH          SOLE                  30300         21800
JOHNSON & JOHNSON              COM              478160 10 4     214     3300   SH          SOLE                   3300
JP MORGAN CHASE & CO           COM              46625H 10 0     248     5755   SH          SOLE                   5755
KINROSS GOLD CORP              COM NO PAR       496902 40 4   29918  1341100   SH          SOLE                 959700        381400
LUNDIN MINING CORP             COM              550372 10 6    4167   611100   SH          SOLE                 186100        425000


MAG SILVER CORP                COM              55903Q 10 4  110054  8670000   SH          SOLE                6598500       2071500
MANULIFE FINL CORP             COM              56501R 10 6  135127  3530350   SH          SOLE                2496850       1033500
METHANEX CORP                  COM              59151K 10 8    3980   151300   SH          SOLE                  85800         65500
MICROSOFT CORP                 COM              594918 10 4   13891   488800   SH          SOLE                 488800
NATIONAL BK GREECE S A         SPONSORED ADR    633643 40 8    1191   112600   SH          SOLE                 112600
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267 10 2     849    58700   SH          SOLE                  58700
NEW GOLD INC CDA               COM              644535 10 6     717   103000   SH          SOLE                 103000
NEXEN INC                      COM              65334H 10 2   22997   775000   SH          SOLE                 327100        447900
NOKIA CORP                     SPONSORED ADR    654902 20 4   76539  2401340   SH          SOLE                2401340
NUSTAR ENERGY LP               UNIT COM         67058H 10 2     793    16350   SH          SOLE                  16350
OILSANDS QUEST INC             *W EXP 12/05/200 678046 11 1     180   200000   SH          SOLE                 200000
OPEN TEXT CORP                 COM              683715 10 6   23155   731800   SH          SOLE                 286000        445800
ORMAT TECHNOLOGIES INC         COM              686688 10 2     823    19100   SH          SOLE                  19100
PAN AMERICAN SILVER CORP       COM              697900 10 8     313     8100   SH          SOLE                   8100
PEABODY ENERGY CORP            COM              704549 10 4    1256    24600   SH          SOLE                  24600
PEPSICO INC                    COM              713448 10 8    2971    41095   SH          SOLE                  41095
PETRO-CDA                      COM              71644E 10 2   88089  2021978   SH          SOLE                1391750        630228
PHOENIX TECHNOLOGY LTD         COM              719153 10 8     500    31900   SH          SOLE                  31900
POTASH CORP SASK INC           COM              73755L 10 7   84031   540800   SH          SOLE                 383700        157100
PRAXAIR INC                    COM              74005P 10 4   15481   183545   SH          SOLE                 160645         22900
PRECISION DRILLING TR          TR UNIT          740215 10 8    3520   151200   SH          SOLE                 151200
PRINCIPAL FINANCIAL GROUP IN   COM              74251V 10 2    2197    39370   SH          SOLE                  39370
PROLOGIS                       SH BEN INT       743410 10 2     896    15200   SH          SOLE                  15200
PROSHARES TR                   ULTRASHT SP500   74347R 88 3   15819   245000   SH          SOLE                 245000
QUEST DIAGNOSTICS INC          COM              74834L 10 0    1132    24975   SH          SOLE                  24975
QUESTAR CORP                   COM              748356 10 2    3220    56845   SH          SOLE                  56845
REPUBLIC SVCS INC              COM              760759 10 0    7484   255606   SH          SOLE                 255606
RESEARCH IN MOTION LTD         COM              760975 10 2   85216   757420   SH          SOLE                 382370        375050
ROGERS COMMUNICATIONS INC      CL B             775109 20 0   43685  1214600   SH          SOLE                 893300        321300
ROYAL BK CDA MONTREAL QUE      COM              780087 10 2   76094  1629000   SH          SOLE                1121900        507100
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054 20 4   16778   338000   SH          SOLE                 338000
SCHLUMBERGER LTD               COM              806857 10 8    2308    26490   SH          SOLE                  26490
SCHNITZER STL INDS             CL A             806882 10 6    3079    43300   SH          SOLE                  28200         15100
SHAW COMMUNICATIONS INC        CL B CONV        82028K 20 0    4144   226500   SH          SOLE                 226500
SIERRA WIRELESS INC            COM              826516 10 6   51952  3249800   SH          SOLE                2228000       1021800
SILVER STD RES INC             COM              82823L 10 6    1342    44000   SH          SOLE                  44000
SILVER WHEATON CORP            COM              828336 10 7   66602  4291700   SH          SOLE                2904700       1387000
SMITH INTL INC                 COM              832110 10 0     212     3300   SH          SOLE                   3300
SUN LIFE FINL INC              COM              866796 10 5   84348  1804200   SH          SOLE                1387700        416500
SUNCOR ENERGY INC              COM              867229 10 6  147792  1529170   SH          SOLE                1119470        409700
SXC HEALTH SOLUTIONS CORP      COM              78505P 10 0   48512  4078400   SH          SOLE                2816950       1261450
TALISMAN ENERGY INC            COM              87425E 10 3    2049   115500   SH          SOLE                   3600        111900
TARGET CORP                    COM              87612E 10 6    1835    36150   SH          SOLE                  36150
TECK COMINCO LTD               CL B             878742 20 4   87337  2129998   SH          SOLE                1641400        488598
TEXAS INSTRS INC               COM              882508 10 4    2373    83830   SH          SOLE                  83830
THERMO FISHER SCIENTIFIC INC   COM              883556 10 2    2308    40555   SH          SOLE                  40555
TIM HORTONS INC                COM              88706M 10 3   15546   456600   SH          SOLE                 162800        293800
TORONTO DOMINION BK ONT        COM NEW          891160 50 9   87721  1426800   SH          SOLE                1129700        297100
TRANSALTA CORP                 COM              89346D 10 7   38083  1224300   SH          SOLE                 507400        716900
TRANSCANADA CORP               COM              89353D 10 7   83215  2159800   SH          SOLE                1199600        960200
TRANSOCEAN INC NEW             SHS              G90073 10 0    2684    19826   SH          SOLE                  19826
WABTEC CORP                    COM              929740 10 8    2802    74300   SH          SOLE                  74300
YAMANA GOLD INC                COM              98462Y 10 0  132653  9041718   SH          SOLE                6905318       2136400
YAMANA GOLD INC                COM              98462Y 10 0      28     1900   SH          SOLE                   1900
ZOLTEK COS INC                 COM              98975W 10 4    2603    98000   SH          SOLE                  57700         40300